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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.):   [  ] is a  restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       New Frontier Capital, L.P.
Address:    919 Third Avenue, 6th Floor
            New York, NY  10022

Form 13F File Number:  28-05537

The Institutional Investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       William L. Musser, Jr.
Title:      General Partner
Phone:      212-207-4707

Signature, Place and Date of Signing:

/s/ William L. Musser, Jr.        New York, NY        May 10, 2001
[signature]                       [city, state]       [date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        26

Form 13F Information Table Value Total:   $40,019
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F INFORMATION TABLE

          Column 1            Column 2   Column 3    Column 4             Column 5     Column 6    Column 7        Column 8
          Name of             Title of                Value     Shrs or  SH/   Put/   Investment     Other      Voting Authority
           Issuer              class      CUSIP      (x$1000)   prn amt  PRN   Call   Discretion   managers    Sole   Shared  None
Altera Corp                     Com      021441100     1179      55000   SH             SOLE                  55000
Anadarko Pete Corp              Com      032511107     5379      85675   SH             SOLE                  85675
Cabot Oil & Gas Corp            Cl A     127097103     1993      73815   SH             SOLE                  73815
Citrix Sys Inc                  Com      177376100     1244      58910   SH             SOLE                  58910
Dairy Mart Convenience Stores   Com      233860303     1287     327550   SH             SOLE                 327550
Digital Insight Corp            Com      25385P106      571      46695   SH             SOLE                  46695
Digital Lava Inc                Com      253928105      816     709700   SH             SOLE                 709700
E M C Corp Mass                 Com      268648102     1764      60000   SH             SOLE                  60000
EOG Res Inc                     Com      26875P101     1516      36775   SH             SOLE                  36775
KLA-Tencor Corp                 Com      482480950      176      52000   SH    Put      SOLE                  52000
KLA-Tencor Corp                 Com      482480100     2144      54460   SH             SOLE                  54460
Kopin Corp                      Com      500600101      332      57670   SH             SOLE                  57670
Lam Research Corp               Com      512807108      559      23550   SH             SOLE                  23550
LTX Corp                        Com      502392103     3044     162870   SH             SOLE                 162870
Luminent Inc                    Com      55027R103      646     243130   SH             SOLE                 243130
McLeodUSA Inc                   Com      582266102      906     104290   SH             SOLE                 104290
MRV Communications Inc          Com      553477100     2108     302465   SH             SOLE                 302465
Network Associates Inc          Com      640938106     1943     235575   SH             SOLE                 235575
Newmont Mining Corp             Com      651639106      949      58900   SH             SOLE                  58900
Nextel Communications Inc       Cl A     65332V103     1808     125800   SH             SOLE                 125800
Novellus Sys Inc                Com      670008951      278      57000   SH    Put      SOLE                  57000
Novellus Sys Inc                Com      670008101     2120      52265   SH             SOLE                  52265
Placer Dome Inc                 Com      725906101      511      59115   SH             SOLE                  59115
Presstek Inc                    Com      741113104     6290     578345   SH             SOLE                 578345
Thoratec Corp                   Com      885175307      355      41748   SH             SOLE                  41748
Usinternetworking Inc           Com      917311805      101      87120   SH             SOLE                  87120